As filed with the Securities and Exchange Commission on March 27, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2018

Date of reporting period:  January 31, 2017

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 98.23%	Value
	Beverage and Tobacco Product Manufacturing - 4.09%
3,850	Altria Group, Inc.	$270,809
57,500	Coca-Cola Co.	2,736,425
4,600	PepsiCo, Inc.	553,380
		3,560,614
	Broadcasting (Except Internet) - 0.97%
7,800	Walt Disney Co.	847,626
	Building Material and Garden Equipment - 1.57%
13,100	Lowe's Cos., Inc.	1,371,963
	Chemical Manufacturing - 9.89%
12,500	AbbVie, Inc.	1,402,750
7,700	Gilead Sciences, Inc.	645,260
8,100	Johnson & Johnson	1,119,339
32,000	Merck & Co., Inc.	1,896,000
95,902	Pfizer, Inc.	3,552,210
		8,615,559
	Computer and Electronic Product Manufacturing - 10.77%
3,900	Apple, Inc.	652,977
100,800	Cisco Systems, Inc.	4,187,232
44,600	Intel Corp.	2,147,044
10,300	Medtronic plc (a)	884,667
8,600	QUALCOMM, Inc.	586,950
4,400	Raytheon Co.	919,336
		9,378,206
	Couriers and Messengers - 1.49%
2,700	FedEx Corp.	708,696
4,600	United Parcel Service, Inc. - Class B	585,672
		1,294,368
	Credit Intermediation and Related Activities - 6.29%
6,700	American Express Co.	665,980
41,400	Bank of America Corp.	1,324,800
15,500	Bank of New York Mellon Corp.	878,850
16,400	Citigroup, Inc.	1,287,072
11,400	JPMorgan Chase & Co.	1,318,638
		5,475,340
	Electrical Equipment, Appliance, and Component Manufacturing - 0.65%
7,900	Emerson Electric Co.	570,617
	Food Manufacturing - 0.63%
7,000	Kraft Heinz Co.	548,730
	General Merchandise Stores - 9.28%
59,600	Target Corp.	4,483,112
33,800	Wal-Mart Stores, Inc.	3,603,080
		8,086,192
	Health and Personal Care Stores - 8.83%
53,700	CVS Health Corp.	4,225,653
46,000	Walgreens Boots Alliance, Inc.	3,461,960
		7,687,613
	Insurance Carriers and Related Activities - 4.94%
38,300	Allstate Corp.	3,782,891
10,800	MetLife, Inc.	519,156
		4,302,047

	Machinery Manufacturing - 1.92%
103,200	General Electric Co.	1,668,744
	Merchant Wholesalers, Durable Goods - 2.46%
13,400	Honeywell International, Inc.	2,139,578
	Merchant Wholesalers, Non-Durable Goods - 2.84%
28,700	Procter & Gamble Co.	2,477,958
	Oil and Gas Extraction - 0.64%
7,400	Occidental Petroleum Corp.	554,778
	Petroleum and Coal Products Manufacturing - 6.19%
21,100	Chevron Corp.	2,644,885
31,500	Exxon Mobil Corp.	2,749,950
		5,394,835
	Professional, Scientific, and Technical Services - 2.21%
4,800	Amgen, Inc.	893,040
6,300	International Business Machines Corp.	1,031,310
		1,924,350
	Publishing Industries (except Internet) - 1.89%
25,800	Oracle Corp.	1,331,022
8,500	Twenty-First Century Fox, Inc. - Class A	313,650
		1,644,672
	Rail Transportation - 0.95%
6,200	Union Pacific Corp.	827,700
	Real Estate - 0.60%
3,200	Simon Property Group, Inc.	522,784
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.51%
23,300	Morgan Stanley	1,317,615
	Support Activities for Mining - 0.68%
8,100	Schlumberger, Ltd. (a)	595,998
	Telecommunications - 4.68%
14,100	AT&T, Inc.	528,045
65,600	Verizon Communications, Inc.	3,546,992
		4,075,037
	Transportation Equipment Manufacturing - 4.67%
43,900	Ford Motor Co.	481,583
4,100	General Dynamics Corp.	912,168
20,500	General Motors Co.	869,405
13,100	United Technologies Corp.	1,807,931
		4,071,087
	Utilities - 7.59%
6,500	Duke Energy Corp.	510,250
56,300	Exelon Corp.	2,168,113
30,300	Kinder Morgan, Inc.	544,794
13,200	NextEra Energy, Inc.	2,091,144
28,800	Southern Co.	1,299,168
		6,613,469
	TOTAL COMMON STOCKS (Cost $75,276,402)	85,567,480

Shares	MONEY MARKET FUND - 1.08%	Value
939,661	Invesco STIT-Treasury Portfolio - Institutional Class, 1.22% (b)	939,661
	TOTAL MONEY MARKET FUND (Cost $939,661)	939,661

	Total Investments in Securities (Cost $76,216,063) - 99.31%	86,507,141
	Other Assets in Excess of Liabilities - 0.69%	599,218
	TOTAL NET ASSETS - 100.00%	$87,106,359

	(a) U.S. traded security of a foreign issuer.
	(b) Rate shown is the 7-day annualized yield as of January 31, 2018.

Edgar Lomax Value Fund
Notes to Schedule of Investments
January 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund's (the "Fund") investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$11,617,786	$ -	$ -	$11,617,786
Information	6,567,335	-	-	6,567,335
Manufacturing	33,808,392	-	-	33,808,392
Mining, Quarrying, and Oil and Gas Extraction	1,150,776	-	-	1,150,776
Professional, Scientific, and Technical Services	1,924,350	-	-	1,924,350
Retail Trade	17,145,768	-	-	17,145,768
Transportation and Warehousing	2,122,068	-	-	2,122,068
Utilities	6,613,469	-	-	6,613,469
Wholesale Trade	4,617,536	-	-	4,617,536
Total Common Stocks	85,567,480	-	-	85,567,480
Money Market Fund	939,661	-	-	939,661
Total Investments in Securities	$86,507,141	$ -	$ -	$86,507,141

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2018, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                             Officer/Principal Executive Officer

Date                                                  March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                                     March 12, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                  March 12, 2018

* Print the name and title of each signing officer under his or her signature.